Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Falcon Spirit [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cash acquired, Amount	$ 2.8
Rio das Ostras [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cash acquired, Amount	$ 17.7